Note 11. Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Note 11. Supplemental Cash Flow Information	11. SUPPLEMENTAL CASH FLOW INFORMATION During the year ended December 31, 2012 interest of $45,843 (2011: $10,715) and income taxes of $nil (2011: $nil) were paid.